Equipment	12 Months Ended
Dec. 31, 2017
Equipment [Abstract]
EQUIPMENT
7.	EQUIPMENT

Equipment consisted of the following:

	December 31	December 31
	2017	2016
At Cost:
Office equipment	$22,577	$21,166
less: Accumulated depreciation
Office equipment	(21,451)	(18,305)
	$1,126	$28,611

Depreciation expense for the years ended December 31, 2017 and 2016 was $1,854 and $2,697, respectively.